Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 28,491	$ 11,352
Recognized in net earnings (loss)	(27,959)	15,788
Acquisition	964
Foreign exchange	(1,643)	1,351
Ending Balance	(147)	28,491
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	364,278	359,383
Recognized in net earnings (loss)	(11,063)	(10,047)
Acquisition	9,865
Foreign exchange	(4,910)	14,942
Ending Balance	358,170	364,278
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	21,768	11,082
Recognized in net earnings (loss)	(21,768)	10,686
Ending Balance	0	21,768
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	6,284	6,221
Recognized in net earnings (loss)	(231)	51
Acquisition	694
Foreign exchange	(6)	12
Ending Balance	6,741	6,284
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(318,967)	(340,406)
Recognized in net earnings (loss)	(6,792)	33,827
Acquisition	(9,358)
Foreign exchange	2,925	(12,388)
Ending Balance	(332,192)	(318,967)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	1,303	1,457
Recognized in net earnings (loss)	(375)	(154)
Ending Balance	928	1,303
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(36,542)	(14,264)
Recognized in net earnings (loss)	14,583	(21,583)
Foreign exchange	189	(695)
Ending Balance	(21,770)	(36,542)
Other Deferred Tax Assets [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(9,633)	(12,121)
Recognized in net earnings (loss)	(2,313)	3,008
Acquisition	(237)
Foreign exchange	159	(520)
Ending Balance	$ (12,024)	$ (9,633)